GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Company's intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Gross carrying amount	¥ 141,654,860	¥ 141,565,195
Accumulated amortization/deduction	(109,172,347)	(95,300,281)
Net carrying amount	32,482,513	46,264,914
Trademark
Intangible assets
Gross carrying amount	84,000,000	84,000,000
Accumulated amortization/deduction	(51,608,333)	(43,208,333)
Net carrying amount	¥ 32,391,667	¥ 40,791,667
Weighted average amortization period	10 years	10 years
Non-compete arrangements
Intangible assets
Gross carrying amount	¥ 56,000,000	¥ 56,000,000
Accumulated amortization/deduction	¥ (56,000,000)	(50,555,556)
Net carrying amount		¥ 5,444,444
Weighted average amortization period	6 years	6 years
Software
Intangible assets
Gross carrying amount	¥ 1,654,860	¥ 1,565,195
Accumulated amortization/deduction	(1,564,014)	(1,536,392)
Net carrying amount	¥ 90,846	¥ 28,803
Weighted average amortization period	10 years	10 years